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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2012

Check here if Amendment [ ]; Amendment Number: _________________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 116 Radio Circle Drive, Suite 200
         Mount Kisco, NY 10549

Form 13F File Number: 28- _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

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
/s/ Stephen E. Memishian          Mount Kisco,NY             08/07/12
---------------------------     ------------------     -------------------
     [Signature]                   [City, State]              [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28- ________________      ___________________________
     [Repeat as necessary.]

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
Report Summary:

Number of Other Included Managers:             0
                                             ---------------------

Form 13F Information Table Entry Total:        81
                                             ---------------------

Form 13F Information Table Value Total:       3,484,911,000
                                             ---------------------
                                             (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

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                                                                      ITEM 5:         ITEM 6:   ITEM 7:         ITEM 8:
        ITEM 1:            ITEM 2:    ITEM 3      ITEM 4:     SHARES                           MANAGERS  VOTING AUTHORITY (SHARES)
        NAME OF           TITLE OF    CUSIP    FAIR MARKET      OR       SH/  PUT/  INVESTMENT  SEE     ----------------------------
        ISSUER             CLASS      NUMBER   VALUE (X1000)  PRN AMT   PRIN  CALL  DISCRETION INSTR. V  A) SOLE   B)SHARED  C)NONE
---------------------- ------------- --------- ------------ --------- ------ ------ ---------- -------- --------- --------- -------
Affiliated Managers    Common Stocks 008252108       692.00     6,325    SH       0       SOLE                165         0       0
Airgas                 Common Stocks 009363102       867.00    10,325    SH       0       SOLE                265         0       0
Allergan               Common Stocks 018490102   155,367.00 1,678,380    SH       0       SOLE          1,112,174   325,778       0
American Express       Common Stocks 025816109   114,714.00 1,970,687    SH       0       SOLE          1,306,871   380,121       0
Apple                  Common Stocks 037833100   373,326.00   639,255    SH       0       SOLE            436,024   115,256       0
Aruba Networks         Common Stocks 043176106       596.00    39,605    SH       0       SOLE              1,040         0       0
Baidu Inc.             ADR           056752108    90,970.00   791,185    SH       0       SOLE            571,062   121,245       0
BE Aerospace           Common Stocks 073302101       807.00    18,480    SH       0       SOLE                480         0       0
Beijing Enterprises    ADR           07725Q200       201.00     3,350    SH       0       SOLE              3,350         0       0
Cardtronics            Common Stocks 14161H108       700.00    23,185    SH       0       SOLE                610         0       0
Celgene                Common Stocks 151020104   193,469.00 3,015,433    SH       0       SOLE          2,074,829   528,123       0
Cognizant Technology
Solutions              Common Stocks 192446102   143,568.00 2,392,800    SH       0       SOLE          1,585,437   464,923       0
Danone S.A.            ADR           23636T100     4,175.00   335,611    SH       0       SOLE            286,875    23,336       0
DaVita                 Common Stocks 23918K108       374.00     3,810    SH       0       SOLE                100         0       0
Discovery
Communications         Common Stocks 25470F104   115,523.00 2,139,300    SH       0       SOLE          1,461,221   358,203       0
Dollar General         Common Stocks 256677105   168,450.00 3,097,061    SH       0       SOLE          2,053,479   595,873       0
DSW                    Common Stocks 23334L102       603.00    11,080    SH       0       SOLE                290         0       0
eBay                   Common Stocks 278642103    50,704.00 1,206,957    SH       0       SOLE            795,837   228,524       0
Ecolab                 Common Stocks 278865100    96,215.00 1,403,986    SH       0       SOLE            932,003   271,764       0
EMC                    Common Stocks 268648102    86,728.00 3,383,838    SH       0       SOLE          2,245,392   653,650       0
F5 Networks            Common Stocks 315616102    50,934.00   511,593    SH       0       SOLE            334,954    99,780       0
Family Dollar
Stores                 Common Stocks 307000109    60,307.00   907,124    SH       0       SOLE            582,710   165,988       0
Foot Locker            Common Stocks 344849104       550.00    17,975    SH       0       SOLE                470         0       0
FX Alliance            Common Stocks 361202104       579.00    36,845    SH       0       SOLE                965         0       0
General Electric       Common Stocks 369604103   171,612.00 8,234,677    SH       0       SOLE          5,584,407 1,490,428       0
GNC Holdings           Common Stocks 36191G107       965.00    24,620    SH       0       SOLE                640         0       0
Google                 Common Stocks 38259P508    78,379.00   135,119    SH       0       SOLE             90,022    25,611       0
Henry Schein           Common Stocks 806407102       629.00     8,015    SH       0       SOLE                210         0       0
Hologic                Common Stocks 436440101       657.00    36,410    SH       0       SOLE                955         0       0
Intercontinental
Exchange               Common Stocks 45865V100       767.00     5,640    SH       0       SOLE                150         0       0
Intuitive Surgical     Common Stocks 46120E602    91,251.00   164,776    SH       0       SOLE            108,956    31,961       0
IPG Photonics          Common Stocks 44980X109       557.00    12,775    SH       0       SOLE                335         0       0
Ishares Russell 1000
 Growth                ETF           464287614       228.00     3,605    SH       0       SOLE                  0     3,605       0
Keycorp                Common Stocks 493267108       597.00    77,080    SH       0       SOLE              2,020         0       0
Las Vegas Sands        Common Stocks 517834107    91,581.00 2,105,787    SH       0       SOLE          1,389,421   412,098       0
Marsh & McLennan       Common Stocks 571748102       841.00    26,100    SH       0       SOLE             26,100         0       0
Monotype Imaging       Common Stocks 61022P100       747.00    44,515    SH       0       SOLE              1,170         0       0
Monsanto               Common Stocks 61166W101   160,895.00 1,943,642    SH       0       SOLE          1,291,076   373,965       0
National Oilwell
Varco                  Common Stocks 637071101       638.00     9,900    SH       0       SOLE              9,900         0       0
Nuance Communications  Common Stocks 67020Y100       599.00    25,145    SH       0       SOLE                660         0       0
OpenTable              Common Stocks 68372A104       641.00    14,250    SH       0       SOLE                375         0       0
Philip Morris
International          Common Stocks 718172109   127,982.00 1,466,674    SH       0       SOLE            976,523   286,683       0
Praxair                Common Stocks 74005P104    63,725.00   586,086    SH       0       SOLE            387,480   113,405       0
Priceline.com          Common Stocks 741503403    58,961.00    88,727    SH       0       SOLE             59,139    16,917       0
Procera Networks       Common Stocks 74269U203       363.00    14,945    SH       0       SOLE                390         0       0
                       Non-US Incorp
Radware Ltd            Common Stock  M81873107       485.00    12,660    SH       0       SOLE                330         0       0
Ross Stores            Common Stocks 778296103       414.00     6,630    SH       0       SOLE                180         0       0
SABMiller              ADR           78572M105    83,290.00 2,077,756    SH       0       SOLE          1,353,908   434,564       0
Salix Pharmaceuticals  Common Stocks 795435106       986.00    18,105    SH       0       SOLE                475         0       0
Sally Beauty Holdings  Common Stocks 79546E104       415.00    16,125    SH       0       SOLE                420         0       0
                       Non-US Incorp
Schlumberger           Common Stock  806857108   119,571.00 1,842,100    SH       0       SOLE          1,216,726   361,178       0
Scripps Networks       Common Stocks 811065101       728.00    12,795    SH       0       SOLE                335         0       0
Shire                  ADR           82481R106   140,453.00 1,625,803    SH       0       SOLE          1,066,257   321,386       0
                       Non-US Incorp
SodaStream             Common Stock  M9068E105       645.00    15,745    SH       0       SOLE                410         0       0
Steven Madden          Common Stocks 556269108       331.00    10,415    SH       0       SOLE                275         0       0
Superior Energy
Services               Common Stocks 868157108       535.00    26,445    SH       0       SOLE                695         0       0
Swatch Group           ADR           870123106       218.00    11,050    SH       0       SOLE             11,050         0       0
Syntel                 Common Stocks 87162H103       638.00    10,510    SH       0       SOLE                275         0       0
Tencent Holdings       ADR           88032Q109   102,009.00 3,500,265    SH       0       SOLE          2,277,288   682,657       0
The Cheesecake Factory Common Stocks 163072101       640.00    20,015    SH       0       SOLE                525         0       0
The Cooper Companies   Common Stocks 216648402       616.00     7,725    SH       0       SOLE                200         0       0
Time Warner Cable      Common Stocks 88732J207     7,504.00    91,404    SH       0       SOLE             68,504         0       0
Transdigm Group        Common Stocks 893641100       578.00     4,305    SH       0       SOLE                115         0       0
Union Pacific          Common Stocks 907818108       465.00     3,900    SH       0       SOLE              3,900         0       0
VanceInfo Technologies ADR           921564100       409.00    42,745    SH       0       SOLE              1,120         0       0
VeriFone Systems       Common Stocks 92342Y109       560.00    16,935    SH       0       SOLE                445         0       0
Visa                   Common Stocks 92826C839   236,298.00 1,911,337    SH       0       SOLE          1,311,400   336,431       0
Vitamin Shoppe         Common Stocks 92849E101       899.00    16,365    SH       0       SOLE                430         0       0
W.W. Grainger          Common Stocks 384802104    51,855.00   271,154    SH       0       SOLE            179,696    52,916       0
Waddell & Reed
Financial              Common Stocks 930059100       569.00    18,785    SH       0       SOLE                495         0       0
Walt Disney Company    Common Stocks 254687106    97,535.00 2,011,036    SH       0       SOLE          1,329,351   391,716       0
Wright Express         Common Stocks 98233Q105       638.00    10,330    SH       0       SOLE                270         0       0
Wynn Macau             ADR           98313R106     2,346.00   101,006    SH       0       SOLE             53,477         0       0
Yum! Brands            Common Stocks 988498101    70,247.00 1,090,431    SH       0       SOLE            719,452   213,624       0

COLUMN TOTAL$                                  3,484,911.00
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